Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

Collection Period Start	1-Dec-17	Distribution Date	16-Jan-18
Collection Period End	31-Dec-17	30/360 Days	30
Beg. of Interest Period	15-Dec-17	Actual/360 Days	32
End of Interest Period	16-Jan-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	250,197,609.51	216,663,545.15	0.1820320
Total Securities		1,190,249,771.82	250,197,609.51	216,663,545.15	0.1820320
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.700000%	162,800,000.00	59,747,837.69	26,213,773.33	0.1610183
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	33,534,064.36	84,642.77	205.9831963	0.5199187
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,534,064.36	84,642.77

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	3,420,250.14
Monthly Interest	1,270,994.85

Total Monthly Payments	4,691,244.99
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	285,652.83
Aggregate Sales Proceeds Advance	15,005,235.75

Total Advances	15,290,888.58
Vehicle Disposition Proceeds:
Reallocation Payments	27,519,710.80
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	6,458,189.63
Excess Wear and Tear and Excess Mileage	316,656.34
Remaining Payoffs	0.00
Net Insurance Proceeds	312,860.78
Residual Value Surplus	663,292.92

Total Collections	55,252,844.04

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,879,209.80			995
Involuntary Repossession	135,704.00			10
Voluntary Repossession	89,724.00			8
Full Termination	13,367,129.00			955
Bankruptcty	47,944.00			5
Insurance Payoff		307,907.58		23
Customer Payoff			365,445.46	21
Grounding Dealer Payoff			4,738,247.75	287
Dealer Purchase			938,200.65	48

Total	27,519,710.80	307,907.58	6,041,893.86	2,352

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	16,061	286,338,219.61	7.00000%	250,197,609.51
Total Depreciation Received		(4,427,930.67)		(3,404,037.88)
Principal Amount of Gross Losses	(50)	(692,923.44)		(610,925.46)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(647)	(9,862,714.00)		(8,552,825.05)
Scheduled Terminations	(1,426)	(24,273,991.78)		(20,966,275.97)

Pool Balance—End of Period	13,938	247,080,659.72		216,663,545.15
Remaining Pool Balance
Lease Payment				23,256,891.03
Residual Value				193,406,654.12

Total				216,663,545.15

III. DISTRIBUTIONS

Total Collections	55,252,844.04
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	55,252,844.04
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	296,027.23
3. Reimbursement of Sales Proceeds Advance	19,416,204.65
4. Servicing Fee:
Servicing Fee Due	208,498.01
Servicing Fee Paid	208,498.01
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,920,729.89

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	84,642.77
Class A-4 Notes Monthly Interest Paid	84,642.77
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	84,642.77
Total Note and Certificate Monthly Interest Paid	84,642.77
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	35,247,471.38
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,534,064.36
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	33,534,064.36
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,713,407.02
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,951,248.86
Required Reserve Account Amount	17,853,746.58
Beginning Reserve Account Balance	17,853,746.58
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	17,853,746.58
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	1,713,407.02
Gross Reserve Account Balance	19,567,153.60
Remaining Available Collections Released to Seller	1,713,407.02
Total Ending Reserve Account Balance	17,853,746.58

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.90
Monthly Prepayment Speed			-147%
Lifetime Prepayment Speed			83%

		$	units
Recoveries of Defaulted and Casualty Receivables		685,294.02
Securitization Value of Defaulted Receivables and Casualty Receivables		610,925.46	50
Aggregate Defaulted and Casualty Gain (Loss)		74,368.56
Pool Balance at Beginning of Collection Period		250,197,609.51
Net Loss Ratio
Current Collection Period		0.0297%
Preceding Collection Period		-0.1148%
Second Preceding Collection Period		-0.0058%
Third Preceding Collection Period		-0.0452%
Cumulative Net Losses for all Periods		0.2593%	3,086,453.63

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.20%	3,000,580.79	207
61-90 Days Delinquent	0.31%	775,788.77	54
91-120 Days Delinquent	0.18%	462,632.45	33
More than 120 Days	0.01%	33,285.52	3

Total Delinquent Receivables:	1.71%	4,272,287.53	297

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)	Amount	Number
Current Collection Period	0.49%	0.54%
Preceding Collection Period	0.41%	0.47%
Second Preceding Collection Period	0.36%	0.39%
Third Preceding Collection Period	0.40%	0.42%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	27,246,338.80	1,950
Securitization Value	28,859,109.62	1,950

Aggregate Residual Gain (Loss)	(1,612,770.82)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	453,734,622.68	32,197
Cumulative Securitization Value	474,262,534.41	32,197

Cumulative Residual Gain (Loss)	(20,527,911.73)

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	28,293,309.19
Reimbursement of Outstanding Advance	19,416,204.65
Additional Advances for current period	15,005,235.75

Ending Balance of Residual Advance	23,882,340.29

Beginning Balance of Payment Advance	771,564.18
Reimbursement of Outstanding Payment Advance	296,027.23
Additional Payment Advances for current period	285,652.83

Ending Balance of Payment Advance	761,189.78

NISSAN AUTO LEASE TRUST 2015-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO